Sarah R. Lord State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 2641 SLord@StateStreet.com

May 10, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
Securities Act File No. 333-92935;
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information, each dated May 10, 2016, do not differ from those contained in Post-Effective Amendments listed below to the Trust’s Registration Statement on Form N-1A, filed electronically on May 10, 2016:

Series	Post-Effective Amendment No.
iShares Edge MSCI Multifactor Consumer Discretionary ETF	1,621
iShares Edge MSCI Multifactor Consumer Staples ETF	1,622
iShares Edge MSCI Multifactor Energy ETF	1,623
iShares Edge MSCI Multifactor Financials ETF	1,624
iShares Edge MSCI Multifactor Healthcare ETF	1,625
iShares Edge MSCI Multifactor Industrials ETF	1,626
iShares Edge MSCI Multifactor Materials ETF	1,627
iShares Edge MSCI Multifactor Technology ETF	1,628
iShares Edge MSCI Multifactor Utilities ETF	1,629

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Lord
Sarah R. Lord
Assistant Secretary

cc:	Benjamin J. Haskin, Esq.